INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

NOTE 6 — INVENTORIES

	2023	2022
Finished products	6,971,497	7,942,003
Work in progress	3,336,780	4,480,989
Raw materials	3,241,607	3,257,362
Storeroom supplies	1,266,465	1,349,130
Imports in transit	469,601	835,598
(-) Allowance for adjustments to net realizable value	(58,172)	(47,497)
	15,227,778	17,817,585

The allowance for adjustment to net realizable value of inventories, on which the provision and write-offs are registered with impact on cost of sales, is as follows:

Balance as of January 1, 2021	(6,119)
Provision for the year	(6,331)
Reversal of adjustments to net realizable value	9,143
Exchange rate variation	(68)
Balance as of December 31, 2021	(3,375)
Provision for the year	(56,441)
Reversal of adjustments to net realizable value	12,598
Exchange rate variation	(279)
Balance as of December 31, 2022	(47,497)
Provision for the year	(59,783)
Reversal of adjustments to net realizable value	47,747
Exchange rate variation	1,361
Balance as of December 31, 2023	(58,172)